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Security Benefit Life Insurance Company                700 SW Harrison St.
Security Benefit Group, Inc.                           Topeka, Kansas 66636-0001
Security Distributors, Inc.                            (785) 431-3000
Security Management Company, LLC

February 1, 2000


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549


Subj:  Security Income Fund - Rule 497(j) Filing
       Post-Effective Amendment No. 65
       File Nos. 811-2120 and 2-38414


Dear Sir or Madam:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Capital Preservation Series of Security Income Fund do not differ from that contained in Post-Effective Amendment No. 65 to Security Income Fund's registration statement. This Post-Effective Amendment was filed electronically on January 28, 2000.

If  you  have  any  questions  concerning  this  filing,  please  contact  me at
(785) 431-3321.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Assistant Secretary
Security Income Fund